CDTV Holding's Subsidiaries, VIE (Detail)	12 Months Ended
Dec. 31, 2014
China Digital TV Technology Co., Ltd
Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2004
Place of incorporation /establishment	BVI
Percentage of economic ownership	100.00%
Beijing Super TV Co Ltd
Subsidiaries [Line Items]
Date of incorporation	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Golden Benefit Technology Limited ("Golden Benefit")
Subsidiaries [Line Items]
Date of incorporation	Dec. 06, 2007
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
China Super Media Holdings Limited ("CSM Holdings")
Subsidiaries [Line Items]
Date of incorporation	Feb. 25, 2008
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology" , originally named as N-S Investment Holdings Co., Ltd)
Subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2010
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Subsidiaries [Line Items]
Date of incorporation	Jan. 19, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	75.00%
Beijing Joysee Technology Co., Ltd ("Joysee")
Subsidiaries [Line Items]
Date of incorporation	May 13, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	46.90%
Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia")
Subsidiaries [Line Items]
Date of incorporation	Dec. 31, 2012
Place of incorporation /establishment	the PRC
Percentage of economic ownership	75.00%
Beijing Shibo Movie Technology Co., Ltd.
Subsidiaries [Line Items]
Date of incorporation	Feb. 15, 2012
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
N-S Digital TV
Subsidiaries [Line Items]
Date of incorporation	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
N-S Media Investment Co., Ltd ("N-S Media Investment")
Subsidiaries [Line Items]
Date of incorporation	Dec. 19, 2007
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Variable Interest Entity Primary Beneficiary | Beijing Dingyuan Technology Co., Ltd. ("Dingyuan")
Subsidiaries [Line Items]
Date of incorporation	Aug. 21, 2013
Place of incorporation /establishment	the PRC
Percentage of economic ownership	75.00%